UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2020

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 96.5%
Brazil | 4.1%
Banco do Brasil SA	1,411,602	$7,445,227
BB Seguridade Participacoes SA	1,178,100	5,091,346
CCR SA	1,926,050	4,345,350
		16,881,923
China | 21.4%
AAC Technologies Holdings, Inc.	638,191	3,464,815
Anhui Conch Cement Co., Ltd., Class H	1,163,375	8,043,571
Baidu, Inc. Sponsored ADR (*)	46,028	5,826,685
China Construction Bank Corp., Class H	21,908,038	14,266,781
China Merchants Bank Co., Ltd., Class H	1,611,737	7,675,062
China Mobile, Ltd. Sponsored ADR	251,565	8,090,330
China Shenhua Energy Co., Ltd., Class H	3,022,275	5,446,282
China Vanke Co., Ltd., Class H	1,179,300	3,617,871
CNOOC, Ltd.	5,065,053	4,902,814
CRRC Corp., Ltd., Class H	12,156,000	4,867,424
ENN Energy Holdings, Ltd.	246,995	2,694,623
Hengan International Group Co., Ltd.	715,527	5,201,684
Ping An Insurance (Group) Co. of China, Ltd., Class H	463,000	4,776,416
Sinopharm Group Co., Ltd., Class H	1,894,397	4,020,912
Weichai Power Co., Ltd., Class H	2,345,958	4,729,688
		87,624,958
Egypt | 1.3%
Commercial International Bank Egypt SAE GDR	1,206,047	5,176,014
Hong Kong | 1.2%
ASM Pacific Technology, Ltd.	481,088	4,917,404
Hungary | 1.7%
OTP Bank Nyrt. (*)	238,259	7,166,132
India | 15.0%
Axis Bank, Ltd. (*)	945,001	5,485,559
Bajaj Auto, Ltd.	97,003	3,790,035
Bharat Petroleum Corp., Ltd.	657,844	3,162,635
Bharti Infratel, Ltd.	1,295,664	3,096,361
Coal India, Ltd.	1,303,041	2,054,403
HCL Technologies, Ltd.	896,889	9,873,599
Hero MotoCorp, Ltd.	95,977	4,109,834
Infosys, Ltd. Sponsored ADR	755,841	10,438,164
Oil and Natural Gas Corp., Ltd.	3,677,218	3,469,900
Power Grid Corp. of India, Ltd.	1,458,003	3,219,831
Tata Consultancy Services, Ltd.	220,682	7,484,730
UPL, Ltd.	730,855	5,009,250
		61,194,301
Description	Shares	Fair Value
Indonesia | 4.0%
PT Astra International Tbk	11,421,504	$3,436,239
PT Bank Mandiri (Persero) Tbk	21,526,030	7,223,354
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	322,481	5,601,495
		16,261,088
Luxembourg | 0.8%
Ternium SA Sponsored ADR (*)	181,880	3,424,800
Mexico | 4.2%
America Movil SAB de CV, Class L Sponsored ADR	688,831	8,603,499
Grupo Mexico SAB de CV, Series B	2,113,946	5,377,720
Kimberly-Clark de Mexico SAB de CV, Series A	1,979,289	3,141,942
		17,123,161
Portugal | 0.9%
Galp Energia SGPS SA	415,126	3,847,842
Russia | 8.6%
ALROSA PAO (*), (‡)	5,346,330	5,083,847
LUKOIL PJSC Sponsored ADR	117,747	6,808,006
Magnit PJSC Sponsored GDR	236,978	3,535,666
Mobile TeleSystems PJSC Sponsored ADR	754,401	6,585,921
Novolipetsk Steel PJSC GDR	56,113	1,241,184
Sberbank of Russia PJSC (‡)	4,040,134	11,877,852
		35,132,476
South Africa | 6.3%
Life Healthcare Group Holdings, Ltd.	2,664,830	2,716,508
Mondi PLC	181,113	3,811,610
Nedbank Group, Ltd.	517,175	3,105,521
Sanlam, Ltd.	871,163	2,698,481
Shoprite Holdings, Ltd.	473,247	3,856,995
Standard Bank Group, Ltd.	522,707	3,366,150
The Bidvest Group, Ltd.	370,115	3,046,506
Vodacom Group, Ltd.	424,665	3,121,555
		25,723,326
South Korea | 15.7%
Coway Co., Ltd.	88,094	6,044,893
Hyundai Mobis Co., Ltd.	32,510	6,385,960
KB Financial Group, Inc.	216,632	6,986,314
KT&G Corp.	49,779	3,514,257
Samsung Electronics Co., Ltd.	398,345	20,070,881
Shinhan Financial Group Co., Ltd.	265,982	6,185,490
SK Hynix, Inc.	209,896	15,060,401
		64,248,196
Taiwan | 7.0%
Catcher Technology Co., Ltd.	420,000	2,644,274

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Globalwafers Co., Ltd.	229,000	$3,048,633
Hon Hai Precision Industry Co., Ltd.	2,187,320	5,855,724
Novatek Microelectronics Corp.	482,000	4,443,791
Taiwan Semiconductor Manufacturing Co., Ltd.	845,989	12,705,550
		28,697,972
Thailand | 1.3%
Kasikornbank Public Co. Ltd. (‡)	1,070,369	2,607,936
The Siam Cement Public Co. Ltd. (‡)	257,908	2,620,793
		5,228,729
United Kingdom | 3.0%
Anglo American PLC	127,004	3,066,969
Unilever NV	150,157	9,065,013
		12,131,982
Total Common Stocks (Cost $402,854,959)		394,780,304
Rights | 0.0%
Thailand | 0.0%
Siam Cement Co. Expires 09/20/30 (Cost $0)	37,492	0
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $13,465,351)	13,465,351	13,465,351
Total Investments | 99.8% (Cost $416,320,310)		$408,245,655
Cash and Other Assets in Excess of Liabilities | 0.2%		657,980
Net Assets | 100.0%		$408,903,635

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 96.6%
Australia | 1.3%
BHP Group PLC	78,450	$1,672,461
Canada | 3.4%
Canadian National Railway Co.	16,389	1,745,428
Suncor Energy, Inc.	100,008	1,221,231
TMX Group, Ltd.	15,100	1,552,922
		4,519,581
China | 3.3%
Autohome, Inc. ADR	15,033	1,443,168
ENN Energy Holdings, Ltd.	92,600	1,010,231
Ping An Insurance (Group) Co. of China, Ltd., Class H	191,500	1,975,559
		4,428,958
Denmark | 3.2%
Carlsberg AS, Class B	14,431	1,943,136
Vestas Wind Systems A/S	14,051	2,273,542
		4,216,678
Finland | 2.4%
Nordea Bank Abp	202,630	1,543,509
Sampo Oyj, A Shares	40,891	1,617,724
		3,161,233
France | 15.0%
Air Liquide SA	16,448	2,610,023
Alstom SA (*)	36,385	1,811,520
BNP Paribas SA (*)	24,268	879,133
Engie SA (*)	268,938	3,594,484
Safran SA (*)	21,694	2,134,772
Sanofi	38,786	3,889,035
Vinci SA	14,791	1,233,730
Vivendi SA	134,597	3,751,513
		19,904,210
Germany | 10.3%
Continental AG	11,947	1,295,118
Fresenius Medical Care AG & Co. KGaA	18,718	1,580,508
Infineon Technologies AG	46,881	1,326,111
Merck KGaA	12,392	1,809,514
ProSiebenSat.1 Media SE (*)	55,531	729,427
SAP SE	33,672	5,243,518
Vonovia SE	24,380	1,675,357
		13,659,553
Hong Kong | 1.1%
ESR Cayman, Ltd.	455,200	1,420,218
Description	Shares	Fair Value
Ireland | 0.9%
Ryanair Holdings PLC Sponsored ADR (*)	15,317	$1,252,318
Israel | 0.9%
Bank Leumi Le-Israel BM	262,585	1,155,225
Italy | 2.2%
Enel SpA	342,965	2,978,017
Japan | 15.3%
Daiwa House Industry Co., Ltd.	75,292	1,934,514
Hitachi, Ltd.	69,200	2,338,247
Kao Corp.	22,520	1,689,904
Makita Corp.	46,300	2,208,385
Nexon Co., Ltd.	128,800	3,198,726
Nintendo Co., Ltd.	6,500	3,695,122
Sumitomo Mitsui Financial Group, Inc.	59,200	1,647,308
Suzuki Motor Corp.	29,400	1,259,247
Yamaha Corp.	26,000	1,244,520
Z Holdings Corp.	175,656	1,173,584
		20,389,557
Luxembourg | 0.8%
ArcelorMittal SA (*)	77,667	1,035,764
Mexico | 0.5%
Arca Continental SAB de CV	169,300	733,277
Netherlands | 4.3%
JDE Peet’s BV	25,254	1,027,367
Koninklijke DSM NV	17,878	2,946,220
Wolters Kluwer NV	21,136	1,804,506
		5,778,093
Norway | 2.4%
Equinor ASA	89,353	1,261,004
Telenor ASA	114,834	1,924,046
		3,185,050
Portugal | 1.4%
Energias de Portugal SA	291,772	1,434,078
Galp Energia SGPS SA	42,874	397,403
		1,831,481
Singapore | 0.9%
DBS Group Holdings, Ltd.	85,560	1,258,444
South Korea | 1.5%
Samsung Electronics Co., Ltd.	40,638	2,047,573
Spain | 0.8%
Banco Santander SA	602,049	1,121,593
Sweden | 1.7%
Hexagon AB, B Shares (*)	14,227	1,075,219

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Sandvik AB (*)	63,123	$1,231,347
		2,306,566
Switzerland | 5.9%
ABB, Ltd.	120,892	3,064,007
Flughafen Zuerich AG (*)	6,726	921,006
Novartis AG	44,065	3,829,305
		7,814,318
United Arab Emirates | 0.1%
Network International Holdings PLC	55,083	194,588
United Kingdom | 10.6%
3i Group PLC	16,058	206,129
Compass Group PLC	90,656	1,360,852
Informa PLC (*)	235,918	1,143,853
Prudential PLC	121,696	1,737,423
RELX PLC	146,261	3,237,476
RSA Insurance Group PLC	184,068	1,070,761
Tesco PLC	916,660	2,513,102
Unilever PLC	45,147	2,781,863
		14,051,459
United States | 6.4%
Aon PLC, Class A	12,831	2,647,035
Ferguson PLC	18,867	1,898,328
Medtronic PLC	38,158	3,965,379
		8,510,742
Total Common Stocks (Cost $117,470,288)		128,626,957
Preferred Stocks | 1.7%
Germany | 1.7%
Volkswagen AG (*) (Cost $2,384,336)	13,853	2,229,481
Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $1,856,606)	1,856,606	1,856,606
Total Investments | 99.7% (Cost $121,711,230)		$132,713,044
Cash and Other Assets in Excess of Liabilities | 0.3%		388,967
Net Assets | 100.0%		$133,102,011

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 98.2%
Aerospace & Defense | 2.1%
Curtiss-Wright Corp.	6,678	$622,790
HEICO Corp.	3,339	349,460
		972,250
Air Freight & Logistics | 1.0%
Echo Global Logistics, Inc. (*)	17,651	454,866
Airlines | 0.7%
Alaska Air Group, Inc.	8,574	314,066
Auto Components | 0.8%
Gentherm, Inc. (*)	9,363	382,947
Banks | 6.3%
Citizens Financial Group, Inc.	17,426	440,529
Comerica, Inc.	12,237	468,065
Commerce Bancshares, Inc.	8,947	503,627
Home BancShares, Inc.	47,594	721,525
PacWest Bancorp	14,882	254,185
TCF Financial Corp.	20,121	470,026
		2,857,957
Biotechnology | 4.4%
Emergent Biosolutions, Inc. (*)	7,450	769,808
Exelixis, Inc. (*)	27,864	681,275
United Therapeutics Corp. (*)	5,358	541,158
		1,992,241
Building Products | 2.5%
Armstrong World Industries, Inc.	8,721	600,092
PGT Innovations, Inc. (*)	30,599	536,094
		1,136,186
Capital Markets | 1.5%
Morningstar, Inc.	4,380	703,472
Chemicals | 2.4%
Ingevity Corp. (*)	10,768	532,370
Innospec, Inc.	8,944	566,334
		1,098,704
Communications Equipment | 2.1%
Ciena Corp. (*)	8,039	319,068
F5 Networks, Inc. (*)	5,335	654,978
		974,046
Construction & Engineering | 2.0%
Valmont Industries, Inc.	7,495	930,729
Construction Materials | 1.3%
Eagle Materials, Inc.	6,858	591,983
Description	Shares	Fair Value
Containers & Packaging | 3.1%
Avery Dennison Corp.	5,529	$706,827
Graphic Packaging Holding Co.	51,034	719,069
		1,425,896
Electric Utilities | 1.6%
PNM Resources, Inc.	17,314	715,588
Electrical Equipment | 2.2%
Atkore International Group, Inc. (*)	20,512	466,238
EnerSys	7,726	518,569
		984,807
Electronic Equipment, Instruments & Components | 1.4%
Zebra Technologies Corp., Class A (*)	2,542	641,753
Energy Equipment & Services | 1.1%
Cactus, Inc., Class A	25,570	490,688
Entertainment | 1.5%
Take-Two Interactive Software, Inc. (*)	3,205	529,530
The Marcus Corp.	21,133	163,358
		692,888
Equity Real Estate Investment Trusts (REITs) | 9.0%
Alexandria Real Estate Equities, Inc.	5,201	832,160
Camden Property Trust	6,346	564,667
Healthcare Realty Trust, Inc.	26,687	803,813
Hudson Pacific Properties, Inc.	15,067	330,419
Invitation Homes, Inc.	13,381	374,534
PS Business Parks, Inc.	6,088	745,110
STAG Industrial, Inc.	15,382	468,997
		4,119,700
Food & Staples Retailing | 1.6%
Casey’s General Stores, Inc.	4,136	734,760
Food Products | 1.4%
Flowers Foods, Inc.	26,096	634,916
Health Care Equipment & Supplies | 1.8%
STERIS PLC	4,538	799,550
Health Care Providers & Services | 2.8%
Henry Schein, Inc. (*)	11,585	680,966
Laboratory Corp. of America Holdings (*)	3,142	591,545
		1,272,511
Hotels, Restaurants & Leisure | 1.7%
Wyndham Hotels & Resorts, Inc.	15,063	760,681
Household Durables | 2.1%
Helen of Troy, Ltd. (*)	1,855	358,980
Leggett & Platt, Inc.	14,801	609,357
		968,337

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Industrial Conglomerates | 1.4%
Carlisle Cos., Inc.	5,388	$659,329
Insurance | 4.5%
Arch Capital Group, Ltd. (*)	24,363	712,618
Brown & Brown, Inc.	18,571	840,709
Reinsurance Group of America, Inc.	5,322	506,601
		2,059,928
Interactive Media & Services | 1.0%
Cars.com, Inc. (*)	55,275	446,622
IT Services | 3.8%
Amdocs, Ltd.	7,775	446,363
Leidos Holdings, Inc.	8,230	733,704
NIC, Inc.	28,868	568,700
		1,748,767
Leisure Products | 2.4%
Brunswick Corp.	8,277	487,598
Hasbro, Inc.	7,448	616,099
		1,103,697
Life Sciences Tools & Services | 4.7%
Adaptive Biotechnologies Corp. (*)	13,026	633,454
Charles River Laboratories International, Inc. (*)	3,720	842,394
ICON PLC (*)	3,495	667,860
		2,143,708
Machinery | 3.7%
Altra Industrial Motion Corp.	12,620	466,561
Ingersoll Rand, Inc. (*)	13,657	486,189
Kennametal, Inc.	14,091	407,794
TriMas Corp. (*)	14,990	341,772
		1,702,316
Oil, Gas & Consumable Fuels | 0.9%
Concho Resources, Inc.	9,223	406,919
Pharmaceuticals | 1.4%
Catalent, Inc. (*)	7,694	659,068
Professional Services | 1.0%
FTI Consulting, Inc. (*)	4,232	448,465
Semiconductors & Semiconductor Equipment | 3.1%
CMC Materials, Inc.	4,697	670,779
MKS Instruments, Inc.	6,748	737,084
		1,407,863
Software | 6.0%
j2 Global, Inc. (*)	11,120	769,726
PTC, Inc. (*)	5,909	488,793
Description	Shares	Fair Value
RealPage, Inc. (*)	7,261	$418,524
SolarWinds Corp. (*)	36,654	745,542
Vertex, Inc., Class A	13,483	310,109
		2,732,694
Specialty Retail | 3.0%
Floor & Decor Holdings, Inc., Class A (*)	7,875	589,050
The Children’s Place, Inc.	12,692	359,818
The Gap, Inc.	24,966	425,171
		1,374,039
Textiles, Apparel & Luxury Goods | 1.8%
Carter’s, Inc.	7,171	620,865
Tapestry, Inc.	14,207	222,056
		842,921
Trading Companies & Distributors | 1.1%
Air Lease Corp.	16,516	485,901
Total Common Stocks (Cost $44,199,875)		44,873,759
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $813,840)	813,840	813,840
Total Investments | 100.0% (Cost $45,013,715)		$45,687,599
Liabilities in Excess of Cash and Other Assets | 0.0%		(16,983)
Net Assets | 100.0%		$45,670,616

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 44.2%
Australia | 0.6%
AGL Energy, Ltd.	16,328	$159,571
ASX, Ltd.	3,435	201,197
Aurizon Holdings, Ltd.	19,337	59,006
Charter Hall Group REIT	17,410	157,088
CSL, Ltd.	864	178,020
Fortescue Metals Group, Ltd.	66,770	781,599
Goodman Group REIT	11,419	146,963
Ingenia Communities Group REIT	44,377	145,195
Santos, Ltd.	69,998	245,647
Stockland REIT	62,016	168,458
		2,242,744
Belgium | 0.0%
Colruyt SA (*)	1,359	88,184
Telenet Group Holding NV	1,651	63,999
		152,183
Canada | 1.2%
CAE, Inc.	53,962	788,924
Canadian National Railway Co.	10,013	1,065,984
Magna International, Inc.	7,528	344,472
Parex Resources, Inc. (*)	10,492	110,550
Quebecor, Inc., Class B	6,987	174,786
Real Matters, Inc. (*)	8,389	163,490
TFI International, Inc.	14,039	587,054
The Toronto-Dominion Bank	17,684	817,708
		4,052,968
Denmark | 0.5%
Coloplast A/S, Class B	2,130	336,855
Novo Nordisk A/S, Class B	4,409	306,257
Vestas Wind Systems AS ADR	19,529	1,051,246
		1,694,358
Finland | 0.2%
Elisa Oyj	1,273	75,033
Neste Oyj	3,860	202,973
Valmet Oyj	13,821	342,186
		620,192
France | 0.4%
Cie de Saint-Gobain (*)	3,611	151,611
Cie Generale des Etablissements Michelin SCA	2,739	293,086
L’Oreal SA	221	71,914
Orange SA	6,318	65,742
Peugeot SA (*)	5,016	90,440
Schneider Electric SE	5,259	652,721
Description	Shares	Fair Value
Veolia Environnement SA	6,957	$150,034
		1,475,548
Germany | 0.9%
Deutsche Bank AG (*)	17,588	148,290
Merck KGaA Sponsored ADR	23,388	685,736
SAP SE	1,252	194,966
Symrise AG ADR	33,558	1,161,442
Teamviewer AG ADR (*)	32,421	799,684
		2,990,118
Hong Kong | 0.6%
AIA Group, Ltd. Sponsored ADR	30,911	1,231,803
Hang Seng Bank, Ltd. Sponsored ADR	41,816	622,640
Hysan Development Co., Ltd.	19,000	56,850
Sun Hung Kai Properties, Ltd.	13,000	166,659
		2,077,952
Israel | 0.1%
Israel Discount Bank, Ltd., ADR	18,762	486,874
Italy | 0.1%
Hera SpA	61,165	226,105
Ivory Coast | 0.0%
Endeavour Mining Corp. (*)	5,914	147,234
Japan | 4.2%
Ajinomoto Co., Inc.	7,200	148,015
Brother Industries, Ltd.	13,700	217,595
Chubu Electric Power Co., Inc.	8,700	105,821
Credit Saison Co., Ltd.	11,500	122,051
Daito Trust Construction Co., Ltd.	700	62,063
Daiwa Securities Group, Inc.	30,700	128,854
DCM Holdings Co., Ltd.	11,100	153,698
Dip Corp.	4,667	95,900
East Japan Railway Co.	3,300	203,339
Electric Power Development Co., Ltd.	28,900	445,974
Fuji Media Holdings, Inc.	5,000	48,260
Hokkaido Electric Power Co., Inc.	54,600	233,320
Hokuriku Electric Power Co.	18,800	141,138
Hulic Co., Ltd.	17,000	159,451
Inpex Corp.	22,900	122,509
Japan Post Holdings Co., Ltd.	14,100	96,175
Kaken Pharmaceutical Co., Ltd.	1,200	55,101
Kao Corp.	2,200	165,088
KDDI Corp.	40,200	1,016,897
Kenedix, Inc.	29,500	155,582
Kureha Corp.	1,800	78,041
Kyudenko Corp.	2,200	63,501
McDonald’s Holdings Co. Japan, Ltd.	5,300	257,821
Mitsubishi Heavy Industries, Ltd.	2,800	62,191

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Mizuho Financial Group, Inc.	110,420	$1,379,316
MS&AD Insurance Group Holdings, Inc.	4,800	130,009
Nintendo Co., Ltd.	200	113,696
Nintendo Co., Ltd. ADR	16,396	1,162,477
Nishi-Nippon Financial Holdings, Inc.	21,100	147,532
Nomura Real Estate Holdings, Inc.	21,500	408,937
NTT DOCOMO, Inc.	15,078	559,160
Obayashi Corp.	7,800	70,692
Ono Pharmaceutical Co., Ltd.	3,000	94,182
Open House Co., Ltd.	3,500	126,416
Optorun Co., Ltd.	6,500	131,596
Osaka Gas Co., Ltd.	6,500	126,639
Rengo Co., Ltd.	7,700	58,136
Sankyu, Inc.	3,300	130,099
Secom Co., Ltd.	1,400	127,924
Sekisui House, Ltd.	7,600	134,412
Seria Co., Ltd.	1,400	59,652
Seven & I Holdings Co., Ltd.	14,200	438,965
Shikoku Electric Power Co., Inc.	25,796	196,946
Shimachu Co., Ltd.	2,300	78,046
Shimano, Inc. ADR	37,855	746,879
Ship Healthcare Holdings, Inc.	1,900	92,980
Softbank Corp.	11,700	131,097
Sugi Holdings Co., Ltd.	2,100	148,475
Sumitomo Mitsui Financial Group, Inc.	6,700	186,435
Sumitomo Mitsui Trust Holdings, Inc.	1,900	50,558
Sumitomo Osaka Cement Co., Ltd.	1,700	54,957
Sumitomo Realty & Development Co., Ltd.	5,300	156,801
Sundrug Co., Ltd.	1,800	67,770
The Chiba Bank, Ltd.	52,905	291,958
The Gunma Bank, Ltd.	62,700	209,110
The Hachijuni Bank, Ltd.	14,500	57,046
The Kansai Electric Power Co., Inc.	28,100	272,389
The Shizuoka Bank, Ltd.	9,700	67,088
Tohoku Electric Power Co., Inc.	49,900	500,019
Tokyo Electron, Ltd.	600	157,038
Trend Micro, Inc.	1,300	79,323
West Japan Railway Co.	1,000	49,426
Yamaha Corp. Sponsored ADR	24,232	1,167,256
Yaoko Co., Ltd.	1,300	96,867
		14,596,689
Macau | 0.2%
Sands China, Ltd. ADR	16,323	635,944
Netherlands | 1.1%
ASM International NV	1,207	173,011
Description	Shares	Fair Value
Flow Traders	2,707	$108,226
Koninklijke Ahold Delhaize NV	16,719	494,809
NXP Semiconductors NV	6,536	815,758
Wolters Kluwer NV Sponsored ADR	25,208	2,159,570
		3,751,374
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	6,706	147,611
Norway | 0.2%
Orkla ASA	36,688	371,288
Telenor ASA	4,621	77,425
Yara International ASA	1,497	57,640
		506,353
Puerto Rico | 0.0%
Popular, Inc.	3,578	129,774
Singapore | 0.1%
AEM Holdings, Ltd.	87,100	246,483
Singapore Exchange, Ltd.	9,900	66,621
		313,104
Spain | 0.1%
Corporacion Financiera Alba SA	460	19,221
Iberdrola SA	8,643	106,376
Viscofan SA	727	48,498
		174,095
Sweden | 1.0%
Assa Abloy AB ADR	56,876	664,881
Axfood AB	6,028	138,131
Boliden AB	6,654	197,837
Epiroc AB ADR	79,812	1,158,072
Hexagon AB ADR (*)	14,721	1,111,288
Lundin Energy AB	5,094	100,896
Swedish Match AB	1,460	119,118
		3,490,223
Switzerland | 1.2%
ABB, Ltd. Sponsored ADR	38,505	979,952
Alcon, Inc. (*)	7,602	432,934
Credit Suisse Group AG	33,706	337,355
Galenica AG	824	57,433
Novartis AG	18,455	1,603,763
Roche Holding AG	1,904	651,410
Swisscom AG	239	126,778
Tecan Group AG	130	64,652
		4,254,277

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
United Kingdom | 2.6%
Coca-Cola European Partners PLC	18,298	$710,145
Diageo PLC Sponsored ADR	12,093	1,664,722
Fiat Chrysler Automobiles NV (*)	3,066	37,535
GlaxoSmithKline PLC	4,397	82,364
J Sainsbury PLC	32,403	79,658
National Grid PLC	7,865	90,540
Prudential PLC ADR	35,528	1,015,745
RELX PLC	3,129	69,260
RELX PLC Sponsored ADR	56,880	1,272,406
Rio Tinto, Ltd.	1,670	113,065
Standard Chartered PLC (*)	90,941	416,926
Tesco PLC Sponsored ADR	161,355	1,327,952
Unilever PLC Sponsored ADR	31,169	1,922,504
Vodafone Group PLC	62,394	82,777
Wm Morrison Supermarkets PLC	73,194	160,674
		9,046,273
United States | 28.9%
3M Co.	2,909	465,964
AbbVie, Inc.	7,049	617,422
Accenture PLC, Class A	8,870	2,004,531
Activision Blizzard, Inc.	2,558	207,070
Adobe, Inc. (*)	508	249,138
Advanced Micro Devices, Inc. (*)	1,810	148,402
Agilent Technologies, Inc.	630	63,592
Akamai Technologies, Inc. (*)	3,171	350,522
Alphabet, Inc., Class A (*)	1,327	1,944,851
Alphabet, Inc., Class C (*)	555	815,628
Altria Group, Inc.	1,914	73,957
Amazon.com, Inc. (*)	1,115	3,510,834
Amdocs, Ltd.	1,355	77,791
American Tower Corp. REIT	250	60,433
AmerisourceBergen Corp.	15,346	1,487,334
Anthem, Inc.	855	229,644
Aon PLC, Class A	9,193	1,896,516
Apple, Inc.	66,319	7,680,403
Applied Materials, Inc.	6,350	377,507
AptarGroup, Inc.	1,533	173,536
AT&T, Inc.	3,843	109,564
Atmos Energy Corp.	631	60,317
Best Buy Co., Inc.	8,672	965,107
Booz Allen Hamilton Holding Corp.	2,962	245,787
Boston Scientific Corp. (*)	26,181	1,000,376
Bristol-Myers Squibb Co.	3,580	215,838
C.H. Robinson Worldwide, Inc.	769	78,584
Cabot Oil & Gas Corp.	6,368	110,548
Description	Shares	Fair Value
Cadence Design Systems, Inc. (*)	2,765	$294,832
Campbell Soup Co.	2,739	132,485
Charter Communications, Inc., Class A (*)	310	193,545
Church & Dwight Co., Inc.	2,336	218,907
Cisco Systems, Inc.	5,380	211,918
Citizens Financial Group, Inc.	9,798	247,693
Colgate-Palmolive Co.	2,833	218,566
Comcast Corp., Class A	7,397	342,185
ConocoPhillips	6,544	214,905
Costco Wholesale Corp.	389	138,095
Cummins, Inc.	2,767	584,280
CVS Health Corp.	10,310	602,104
DaVita, Inc. (*)	1,095	93,787
Dolby Laboratories, Inc., Class A	1,802	119,437
Dollar General Corp.	7,357	1,542,174
Domino’s Pizza, Inc.	471	200,307
Easterly Government Properties, Inc. REIT	5,251	117,675
Eaton Corp. PLC	1,442	147,127
eBay, Inc.	20,808	1,084,097
Edwards Lifesciences Corp. (*)	858	68,486
Electronic Arts, Inc. (*)	5,573	726,775
Eli Lilly & Co.	3,737	553,151
F5 Networks, Inc. (*)	682	83,729
Facebook, Inc., Class A (*)	11,509	3,014,207
Flowers Foods, Inc.	2,638	64,183
Gaming and Leisure Properties, Inc. REIT	3,693	136,382
General Mills, Inc.	5,796	357,497
Gilead Sciences, Inc.	1,681	106,222
HCA Healthcare, Inc.	1,154	143,881
Honeywell International, Inc.	5,123	843,297
Hormel Foods Corp.	6,193	302,776
Humana, Inc.	945	391,126
IDEXX Laboratories, Inc. (*)	736	289,329
Intercontinental Exchange, Inc.	16,542	1,655,027
Intuit, Inc.	1,937	631,869
IQVIA Holdings, Inc. (*)	11,684	1,841,749
J.B. Hunt Transport Services, Inc.	1,165	147,233
Jack Henry & Associates, Inc.	889	144,543
Jefferies Financial Group, Inc.	8,340	150,120
Johnson & Johnson	16,493	2,455,478
Juniper Networks, Inc.	2,566	55,169
Kellogg Co.	2,980	192,478
Keysight Technologies, Inc. (*)	2,242	221,465
Kimberly-Clark Corp.	12,754	1,883,256
LHC Group, Inc. (*)	1,491	316,927
Lockheed Martin Corp.	2,304	883,077
Lowe’s Cos., Inc.	8,957	1,485,608

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Lululemon Athletica, Inc. (*)	215	$70,815
MasterCard, Inc., Class A	2,665	901,223
McDonald’s Corp.	7,016	1,539,942
McKesson Corp.	467	69,550
MDU Resources Group, Inc.	6,084	136,890
Medtronic PLC	4,220	438,542
Merck & Co., Inc.	6,493	538,594
Mettler-Toledo International, Inc. (*)	64	61,808
Microsoft Corp.	25,645	5,393,913
Monolithic Power Systems, Inc.	1,148	320,992
Moody’s Corp.	3,070	889,839
Motorola Solutions, Inc.	9,724	1,524,820
Northrop Grumman Corp.	1,226	386,791
NVIDIA Corp.	1,009	546,091
Old Dominion Freight Line, Inc.	1,968	356,051
Palo Alto Networks, Inc. (*)	3,012	737,187
PayPal Holdings, Inc. (*)	4,210	829,496
PepsiCo, Inc.	6,714	930,560
Pfizer, Inc.	5,087	186,693
Phillips 66	1,757	91,083
Pioneer Natural Resources Co.	4,809	413,526
Pool Corp.	389	130,136
PTC, Inc. (*)	12,449	1,029,781
QUALCOMM, Inc.	8,834	1,039,585
Quest Diagnostics, Inc.	2,477	283,592
Regeneron Pharmaceuticals, Inc. (*)	110	61,576
Republic Services, Inc.	2,394	223,480
Rockwell Automation, Inc.	4,027	888,678
S&P Global, Inc.	4,678	1,686,887
Sempra Energy	517	61,192
ServiceNow, Inc. (*)	638	309,430
Silgan Holdings, Inc.	9,873	363,030
Sirius XM Holdings, Inc.	11,764	63,055
Southwest Gas Holdings, Inc.	928	58,557
Sprouts Farmers Market, Inc. (*)	2,458	51,446
Square, Inc., Class A (*)	1,066	173,278
Synopsys, Inc. (*)	7,949	1,700,927
T Rowe Price Group, Inc.	1,105	141,683
Target Corp.	4,925	775,293
TD Ameritrade Holding Corp.	1,678	65,694
Teradyne, Inc.	3,302	262,377
Tesla, Inc. (*)	1,878	805,681
Texas Instruments, Inc.	8,370	1,195,152
The Bank of New York Mellon Corp.	1,744	59,889
The Clorox Co.	1,618	340,055
The Coca-Cola Co.	39,203	1,935,452
Description		Shares	Fair Value
The Hershey Co.		1,170	$167,708
The Home Depot, Inc.		5,818	1,615,717
The J.M. Smucker Co.		576	66,540
The Kroger Co.		3,667	124,348
The Procter & Gamble Co.		15,509	2,155,596
The Progressive Corp.		968	91,641
The Sherwin-Williams Co.		740	515,588
The Western Union Co.		3,324	71,233
Thermo Fisher Scientific, Inc.		7,489	3,306,543
Tractor Supply Co.		4,211	603,605
Union Pacific Corp.		902	177,577
United Parcel Service, Inc., Class B		2,179	363,087
UnitedHealth Group, Inc.		3,711	1,156,978
Verizon Communications, Inc.		37,789	2,248,068
Vertex Pharmaceuticals, Inc. (*)		1,344	365,729
Visa, Inc., Class A		9,882	1,976,104
Vistra Corp.		9,805	184,922
Walmart, Inc.		5,192	726,413
Warner Music Group Corp., Class A		15,670	450,356
Waste Management, Inc.		556	62,923
Weis Markets, Inc.		1,035	49,680
Werner Enterprises, Inc.		1,381	57,988
West Pharmaceutical Services, Inc.		380	104,462
WW Grainger, Inc.		681	242,960
Xcel Energy, Inc.		1,111	76,670
Zoetis, Inc.		15,075	2,492,953
			100,596,056
Total Common Stocks (Cost $134,502,934)			153,808,049

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 19.6%
Australia | 0.6%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	2,960	$2,249,257
Canada | 1.2%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	2,365	1,818,628
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	2,785	2,305,910
			4,124,538
France | 0.6%
Schneider Electric SE, 2.950%, 09/27/22	USD	2,053	2,151,419

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Germany | 1.3%
BMW Finance NV, 0.875%, 08/16/22	GBP	1,645	$2,133,914
Daimler AG, 0.033% (Euribor 3 Month + 0.450%), 07/03/24 (§)	EUR	2,000	2,302,100
			4,436,014
Netherlands | 0.3%
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	950	1,007,874
Switzerland | 0.4%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	1,433	1,533,372
United Kingdom | 1.1%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	1,025	1,051,906
Unilever Capital Corp., 3.250%, 03/07/24	USD	2,430	2,644,590
			3,696,496
United States | 14.1%
Adobe, Inc., 2.300%, 02/01/30	USD	1,605	1,730,826
Alphabet, Inc., 1.100%, 08/15/30	USD	1,780	1,762,383
Amazon.com, Inc., 3.150%, 08/22/27	USD	1,640	1,869,021
American Express Co., 3.000%, 10/30/24	USD	1,735	1,882,031
Apple, Inc., 3.850%, 05/04/43	USD	2,189	2,725,082
Bank of America Corp.:
3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	2,018	2,055,601
1.486% (SOFRRATE + 1.460%), 05/19/24 (§)	USD	865	879,807
Citigroup, Inc., 1.650% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	3,301	2,377,164
Dell International LLC, 5.300%, 10/01/29	USD	1,250	1,431,881
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	4,050	3,212,048
Johnson & Johnson, 3.625%, 03/03/37	USD	1,688	2,043,411
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	1,935	2,167,070
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	1,233	1,419,422
Description	Security Currency	Principal Amount (000)	Fair Value
Lowe’s Cos., Inc., 5.000%, 04/15/40	USD	705	$923,545
McDonald’s Corp., 3.125%, 03/04/25	CAD	2,230	1,810,645
Microsoft Corp., 3.500%, 11/15/42	USD	1,505	1,851,552
Morgan Stanley, 3.625%, 01/20/27	USD	1,845	2,084,141
PepsiCo, Inc., 2.875%, 10/15/49	USD	2,400	2,573,546
Pfizer, Inc., 2.625%, 04/01/30	USD	1,470	1,632,445
Prologis LP, 1.250%, 10/15/30	USD	970	945,934
Starbucks Corp., 4.450%, 08/15/49	USD	2,200	2,667,263
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	1,765	1,886,593
The Home Depot, Inc., 5.875%, 12/16/36	USD	1,230	1,849,396
The Procter & Gamble Co., 2.450%, 03/25/25	USD	822	890,054
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	1,985	2,090,580
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,952	2,306,720
			49,068,161
Total Corporate Bonds (Cost $65,272,782)			68,267,131
Foreign Government Obligations | 21.8%
Australia | 1.6%
New South Wales Treasury Corp., 3.000%, 02/20/30	AUD	5,250	4,390,106
Queensland Treasury Corp.:
3.000%, 03/22/24	AUD	440	344,316
3.000%, 03/22/24 (#)	AUD	985	770,798
			5,505,220
Bermuda | 1.3%
Government of Bermuda:
3.717%, 01/25/27	USD	2,095	2,294,025
2.375%, 08/20/30 (#)	USD	2,385	2,408,850
			4,702,875
Canada | 4.4%
City of Vancouver, 2.900%, 11/20/25	CAD	1,395	1,150,918
Province of British Columbia, 4.700%, 06/18/37	CAD	3,445	3,698,547
Province of Quebec:
1.650%, 03/03/22	CAD	2,440	1,867,799
3.000%, 09/01/23	CAD	4,760	3,844,281

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
2.500%, 04/20/26	USD	3,470	$3,790,377
1.850%, 02/13/27	CAD	1,100	876,588
			15,228,510
Chile | 2.2%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	1,100,000	1,608,593
Republic of Chile:
3.125%, 01/21/26	USD	4,355	4,823,162
0.830%, 07/02/31	EUR	1,000	1,172,816
			7,604,571
Czech Republic | 1.6%
Czech Republic, 2.000%, 10/13/33	CZK	113,750	5,563,286
France | 1.0%
Government of France, 1.750%, 06/25/39	EUR	2,283	3,495,779
Hungary | 2.2%
Hungary, 5.750%, 11/22/23	USD	1,210	1,387,340
Hungary Government Bonds:
2.500%, 10/24/24	HUF	586,540	1,964,428
2.750%, 12/22/26	HUF	600,890	2,037,492
3.000%, 10/27/27	HUF	617,650	2,134,627
			7,523,887
Japan | 0.5%
Japan Bank for International Cooperation, 0.625%, 05/22/23	USD	300	301,776
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	1,206	1,299,022
			1,600,798
Mexico | 0.1%
United Mexican States, 6.750%, 02/06/24	GBP	265	395,905
New Zealand | 1.3%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	5,535	4,581,700
Norway | 0.9%
Oslo Kommune:
2.300%, 03/14/24	NOK	3,000	338,631
2.350%, 09/04/24	NOK	10,000	1,138,161
0.750% (NIBOR 3 Month + 0.460%), 05/06/26 (§)	NOK	15,000	1,615,578
			3,092,370
Description	Security Currency	Principal Amount (000)	Fair Value
Panama | 1.5%
Republic of Panama, 4.000%, 09/22/24	USD	4,915	$5,381,925
Poland | 1.7%
Poland Government Bonds:
2.500%, 07/25/27	PLN	7,445	2,117,840
0.690%, 05/25/28 (§)	PLN	7,240	1,835,661
2.750%, 10/25/29	PLN	6,255	1,824,685
			5,778,186
Spain | 0.6%
Spain Government Bonds, 1.200%, 10/31/40	EUR	1,576	1,977,902
United Kingdom | 0.9%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	1,485	2,261,076
1.500%, 07/22/47	GBP	650	987,367
			3,248,443
Total Foreign Government Obligations (Cost $71,682,624)			75,681,357
Quasi Government Bonds | 0.6%
Canada | 0.6%
Export Development Canada, 1.800%, 09/01/22 (Cost $1,778,342)	CAD	2,425	1,871,796
Supranational Bonds | 4.7%
African Development Bank, 0.750%, 04/03/23	USD	3,010	3,046,682
Asian Development Bank, 2.125%, 03/19/25	USD	1,936	2,082,254
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	890	934,688
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	1,100	831,789
Inter-American Development Bank, 7.875%, 03/14/23	IDR	15,410,000	1,086,260
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	5,970	4,741,522
1.900%, 01/16/25	CAD	1,345	1,065,212
2.900%, 11/26/25	AUD	2,205	1,763,340
International Finance Corp., 2.700%, 03/15/23	AUD	1,051	796,043
Total Supranational Bonds (Cost $15,774,264)			16,347,790

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
US Municipal Bonds | 1.1%
California | 0.9%
California State Build America Bonds:
7.500%, 04/01/34	USD	240	$398,868
7.550%, 04/01/39	USD	1,000	1,749,620
State of California, 4.500%, 04/01/33	USD	900	1,075,842
			3,224,330
New York | 0.2%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	420	476,444
Total US Municipal Bonds (Cost $3,405,401)			3,700,774
US Treasury Securities | 2.3%
US Treasury Notes:
2.125%, 05/15/25	USD	1,165	1,264,798
2.875%, 08/15/28	USD	5,765	6,804,727
Total US Treasury Securities (Cost $7,649,956)			8,069,525

Description		Shares	Fair Value
Exchange-Traded Funds | 4.8%
iShares MSCI World ETF (Cost $14,030,335)		167,825	16,701,944
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $7,389,219)		7,389,219	7,389,219
Total Investments | 101.2% (Cost $321,485,857) (»)			$351,837,585
Liabilities in Excess of Cash and Other Assets | (1.2)%			(4,014,324)
Net Assets | 100.0%			$347,823,261

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2020:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	360,602	USD	260,874	HSB	12/23/20	$—	$2,535
CAD	877,319	USD	667,051	HSB	12/23/20	—	7,914
CAD	5,001,880	USD	3,734,143	JPM	01/20/21	24,320	—
CHF	643,107	USD	710,969	HSB	01/20/21	—	10,304
CHF	2,104,490	USD	2,326,576	JPM	01/20/21	—	33,734
CHF	105,714	USD	116,883	MSC	01/20/21	—	1,707
CNH	29,335,666	USD	4,304,005	HSB	01/20/21	—	8,914
CNH	29,335,666	USD	4,288,401	HSB	03/04/21	—	5,235
CZK	9,800,581	USD	436,042	JPM	10/22/20	—	11,362
CZK	16,103,347	USD	691,365	JPM	10/22/20	6,427	—
CZK	23,801,402	USD	1,032,553	JPM	10/22/20	—	1,188
EUR	4,332,245	USD	5,128,819	CIT	01/20/21	—	36,276
EUR	1,300,955	USD	1,544,598	HSB	12/23/20	—	16,400
EUR	22,260,298	USD	26,340,166	HSB	01/20/21	—	173,243
EUR	892,052	USD	1,047,004	JPM	01/20/21	1,601	—
GBP	841,686	USD	1,071,497	JPM	01/20/21	15,415	—
GBP	1,930,281	USD	2,509,252	JPM	01/20/21	—	16,581
GBP	327,059	USD	424,468	SSB	12/23/20	—	2,212
HKD	1,865,440	USD	240,510	SSB	12/23/20	119	—
HUF	281,106,216	EUR	810,934	JPM	10/22/20	—	44,705
HUF	126,351,975	USD	427,421	JPM	10/22/20	—	19,982
JPY	969,979,579	USD	9,256,149	CIT	01/20/21	—	43,526
JPY	2,092,998,861	USD	19,978,798	HSB	01/20/21	—	100,019
JPY	28,940,345	USD	276,207	JPM	01/20/21	—	1,339
KRW	3,006,552,740	USD	2,531,471	JPM	11/30/20	39,415	—
MXN	3,603,951	USD	165,023	HSB	01/20/21	—	4,042
MXN	7,889,755	USD	361,193	JPM	01/20/21	—	8,774
NOK	15,688,844	USD	1,691,038	HSB	10/22/20	—	9,004
NOK	2,091,743	USD	228,316	JPM	10/22/20	—	4,056
PLN	499,683	USD	132,871	HSB	01/20/21	—	3,558
PLN	2,691,638	USD	690,902	HSB	01/20/21	5,667	—
SEK	3,941,901	USD	446,344	HSB	01/20/21	—	5,533
SEK	2,563,245	USD	290,208	JPM	01/20/21	—	3,568
SGD	3,512,598	USD	2,589,383	JPM	01/20/21	—	15,673
THB	23,790,456	USD	759,763	HSB	01/20/21	—	9,069
USD	472,542	AUD	645,953	HSB	12/23/20	9,775	—
USD	1,757,823	AUD	2,405,999	HSB	01/20/21	34,007	—
USD	113,700	AUD	161,655	JPM	01/20/21	—	2,120
USD	5,844,608	AUD	8,000,120	JPM	01/20/21	112,795	—
USD	1,780,340	AUD	2,436,953	MSC	01/20/21	34,347	—
USD	66,241	AUD	90,557	SSB	12/23/20	1,366	—
USD	3,822,278	CAD	5,044,444	CIT	01/20/21	31,833	—
USD	4,866,057	CAD	6,419,886	HSB	01/20/21	42,091	—
USD	244,900	CAD	327,582	JPM	01/20/21	—	1,248
USD	466,956	CAD	623,078	JPM	01/20/21	—	1,231

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	3,507,391	CAD	4,627,049	JPM	01/20/21	$30,581	$—
USD	14,371,421	CAD	18,962,928	MSC	01/20/21	122,490	—
USD	522,565	CHF	473,250	HSB	12/23/20	7,446	—
USD	148,700	CHF	137,623	JPM	01/20/21	—	1,241
USD	1,469,161	CLP	1,155,392,440	CIT	10/19/20	—	2,802
USD	402,400	CNH	2,769,735	HSB	01/20/21	—	3,122
USD	96,200	CZK	2,244,644	HSB	10/22/20	—	1,065
USD	324,000	CZK	7,250,569	HSB	10/22/20	9,818	—
USD	4,088,803	CZK	95,218,417	HSB	10/22/20	—	37,211
USD	1,262,300	CZK	29,262,639	JPM	10/22/20	—	5,712
USD	470,040	DKK	2,945,520	HSB	12/23/20	5,374	—
USD	1,174,494	EUR	992,080	CIT	01/20/21	8,307	—
USD	2,547,887	EUR	2,153,241	HSB	01/20/21	16,758	—
USD	1,714,800	EUR	1,470,650	JPM	01/20/21	—	13,945
USD	29,247	GBP	22,499	JPM	01/20/21	193	—
USD	437,400	GBP	343,029	JPM	01/20/21	—	5,571
USD	2,683,197	HUF	821,870,081	HSB	10/22/20	32,961	—
USD	4,059,510	HUF	1,244,239,961	JPM	10/22/20	47,282	—
USD	1,184,246	JPY	123,812,869	HSB	12/23/20	8,889	—
USD	687,700	JPY	72,419,418	JPM	01/20/21	—	121
USD	1,382,300	JPY	145,746,671	JPM	01/20/21	—	1,965
USD	1,698,738	JPY	177,647,274	SSB	12/23/20	12,332	—
USD	113,700	KRW	133,533,828	JPM	11/30/20	—	484
USD	217,279	KRW	258,055,200	JPM	11/30/20	—	3,383
USD	234,000	NOK	2,137,120	HSB	10/22/20	4,875	—
USD	240,467	NOK	2,174,870	HSB	12/23/20	7,242	—
USD	2,444,181	NOK	22,684,538	JPM	10/22/20	12,124	—
USD	104,900	NOK	1,004,458	JPM	01/20/21	—	2,826
USD	1,627,589	NZD	2,425,613	CIT	01/20/21	23,091	—
USD	591,124	NZD	881,173	HSB	01/20/21	8,245	—
USD	2,126,904	NZD	3,169,752	JPM	01/20/21	30,171	—
USD	96,200	PLN	376,278	HSB	01/20/21	—	1,177
USD	1,375,300	PLN	5,270,012	HSB	01/20/21	11,472	—
USD	3,196,995	PLN	12,022,841	HSB	01/20/21	85,601	—
USD	98,703	SGD	133,894	JPM	01/20/21	597	—
USD	2,054,300	SGD	2,813,976	JPM	01/20/21	—	7,524
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$845,027	$693,201

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

September 30, 2020 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2020, these securities amounted to 1.4% of net assets of Lazard Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2020.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
BBSW	- Bank Bill Swap Reference Rate
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipt
LIBOR	- London Interbank Offered Rate
NIBOR	- Norway Interbank Offered Rate
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
SOFRRATE	- Secured Overnight Financing Rate
WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	- Australian Dollar	IDR	- Indonesian Rupiah
CAD	- Canadian Dollar	JPY	- Japanese Yen
CHF	- Swiss Franc	KRW	- South Korean Won
CLP	- Chilean Peso	MXN	- Mexican New Peso
CNH	- Chinese Yuan Renminbi	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
DKK	- Danish Krone	PLN	- Polish Zloty
EUR	- Euro	SEK	- Swedish Krone
GBP	- British Pound Sterling	SGD	- Singapore Dollar
HKD	- Hong- Kong Dollar	THB	- Thai Baht
HUF	- Hungarian Forint	USD	- United States Dollar

Counterparty Abbreviations:

CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
MSC	- Morgan Stanley & Co. Inc.
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	1.6%	0.6%
Air Freight & Logistics	—	—	0.1
Airlines	—	0.9	—
Auto Components	1.6	1.0	0.2
Automobiles	2.8	2.6	2.1
Banks	21.7	5.7	4.4
Beverages	—	2.0	2.2
Biotechnology	—	—	0.4
Building Products	—	—	0.2
Capital Markets	—	1.3	2.7
Chemicals	1.2	4.2	0.5
Commercial Services & Suppliers	—	—	0.4
Communications Equipment	—	—	0.5
Construction & Engineering	—	0.9	—
Construction Materials	2.6	—	—
Consumer Finance	—	—	0.6
Containers & Packaging	—	—	0.2
Diversified Financial Services	—	—	1.0
Diversified Telecommunication Services	2.1	1.4	2.1
Electric Utilities	0.8	3.3	0.5
Electrical Equipment	—	4.0	1.7
Electronic Equipment, Instruments & Components	2.3	2.6	0.4
Entertainment	—	8.0	0.8
Equity Real Estate Investment Trusts (REITs)	—	—	0.5
Food & Staples Retailing	1.8	1.9	1.2
Food Products	—	0.8	0.5
Gas Utilities	0.7	0.8	0.1
Health Care Equipment & Supplies	—	3.0	0.8
Health Care Providers & Services	1.6	1.2	1.4
Hotels, Restaurants & Leisure	—	1.0	2.0
Household Durables	1.5	—	—
Household Products	0.8	—	2.1
Independent Power & Renewable Electricity Producers	—	—	0.2
Industrial Conglomerates	0.7	—	0.4
Insurance	3.1	6.8	1.3
Interactive Media & Services	1.4	2.0	2.2
Internet & Direct Marketing Retail	—	—	1.9
IT Services	6.8	0.2	2.0
Leisure Products	—	0.9	0.6
Life Sciences Tools & Services	—	—	1.5
Machinery	2.3	3.9	1.5
Media	—	1.4	0.3
Metals & Mining	4.4	2.0	0.4
Multiline Retail	—	—	0.7
Multi-Utilities	—	2.7	0.2
Oil, Gas & Consumable Fuels	7.3	2.2	0.5
Paper & Forest Products	0.9	—	—
Personal Products	3.5	3.4	1.4
Pharmaceuticals	—	7.2	3.9

Professional Services	—	3.8	1.0
Real Estate Management & Development	0.9	3.8	0.4
Road & Rail	—	1.3	0.8
Semiconductors & Semiconductor Equipment	9.8	1.0	1.6
Software	—	3.9	4.3
Specialty Retail	—	—	2.2
Technology Hardware, Storage & Peripherals	5.5	1.5	3.5
Tobacco	0.9	—	0.1
Trading Companies & Distributors	—	1.4	0.1
Transportation Infrastructure	1.1	0.7	—
Wireless Telecommunication Services	6.4	—	1.2
Subtotal	96.5	98.3	64.4
Exchange-Traded Funds	—	—	4.8
Foreign Government Obligations	—	—	21.8
Supranational Bonds	—	—	4.7
US Municipal Bonds	—	—	1.1
US Treasury Securities	—	—	2.3
Short-Term Investments	3.3	1.4	2.1
Total Investments	99.8%	99.7%	101.2%

† Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information ab out the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 27, 2020

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 27, 2020